Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST V
Entity Central Index Key	0000200489
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000116933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R6
Trading Symbol	MIDLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006521 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R4
Trading Symbol	MIDJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006532 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R3
Trading Symbol	MIDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006531 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R2
Trading Symbol	MIDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.55%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.55%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Equities	96.6%
Money Market Funds	3.4%

Issuer country weightings

Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%

Top ten holdings

Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]

Top ten holdings

Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006529 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R1
Trading Symbol	MIDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$101	2.05%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.05%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Equities	96.6%
Money Market Funds	3.4%

Issuer country weightings

Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%

Top ten holdings

Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]

Top ten holdings

Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006527 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class I
Trading Symbol	MWNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Equities	96.6%
Money Market Funds	3.4%

Issuer country weightings

Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%

Top ten holdings

Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]

Top ten holdings

Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006526 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class C
Trading Symbol	MIDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$101	2.05%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.05%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006525 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class B
Trading Symbol	MIDBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$100	2.04%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.04%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006520 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class A
Trading Symbol	MIDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
Net Assets	$ 7,283,032,971
Holdings Count | Holding	295
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%

C000006533 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class A
Trading Symbol	MFRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000006538 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class B
Trading Symbol	MFRBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000006539 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class C
Trading Symbol	MFRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000006540 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class I
Trading Symbol	MRFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000006542 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R1
Trading Symbol	MFRLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.50%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000006544 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R2
Trading Symbol	MSRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000006545 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R3
Trading Symbol	MFRHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Equities	99.3%
Money Market Funds	0.7%

Global equity sectors

Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%

Top ten holdings

NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]

Top ten holdings

NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000006534 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R4
Trading Symbol	MFRJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Equities	99.3%
Money Market Funds	0.7%

Global equity sectors

Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%

Top ten holdings

NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]

Top ten holdings

NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000034431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R6
Trading Symbol	MFRKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 7,325,858,821
Holdings Count | Holding	102
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Equities	99.3%
Money Market Funds	0.7%

Global equity sectors

Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%

Top ten holdings

NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

Largest Holdings [Text Block]

Top ten holdings

NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%

C000116934 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R6
Trading Symbol	MSFKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006547 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R4
Trading Symbol	MSFJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006558 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R3
Trading Symbol	MSFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006557 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R2
Trading Symbol	MTRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006555 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R1
Trading Symbol	MSFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006553 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class I
Trading Symbol	MTRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006552 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class C
Trading Symbol	MTRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006551 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class B
Trading Symbol	MTRBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006546 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class A
Trading Symbol	MSFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 7,475,317,176
Holdings Count | Holding	953
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.